Organization and Business Description - Schedule of Balances of the UFG Entities (Details) - Variable Interest Entity [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Balances of the UFG Entities [Line Items]
Current assets	$ 10,276,952	$ 15,584,071
Non-current assets	7,505,321	5,950,096
Total assets	17,782,273	21,534,167
Current liabilities	9,266,770	7,815,353
Non-current liabilities	2,719,413	2,289,553
Total liabilities	$ 11,986,183	$ 10,104,906